Segments (Tables)	3 Months Ended
Mar. 31, 2026
Segments [Abstract]
Schedule of Reportable Segment and the Expenses Reviewed by the CODM	The following table sets forth information about the Company’s single reportable segment and the expenses reviewed by the CODM, including a reconciliation to the consolidated net loss:
	For the Three Months Ended March 31,
in thousands	2026	2025
Revenues	$1,879	$—
Cost of sales	(1,434)	—
Gross profit	445	—

Selling, general and administrative
Segment selling, general and administrative	(539)	—
Segment salaries and bonuses	(431)	—
Corporate selling, general and administrative(1)	(15,129)	(2,802)
Other segment items(2)	(424,659)	(15,194)
Net loss	$(440,314)	$(17,996)

(1)      Corporate selling, general and administrative costs primarily consist of unallocated corporate costs, such as costs incurred as part of the Business Combination.

(2)      Other segment items primarily consists of change in fair value of financial instruments, interest (expense) income, net, and other income (expense), net.